Incentive Plans (Summary Of Restricted Stock Unit Activity) (Details) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
MUSA 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Uits, Outstanding, Beginning Balance	347,098
Restricted Stock Units, Granted	93,025	352,522
Restricted Stock Units, Vested and Issued	(20,680)	(509)
Restricted Stock Units, Forfeited	(22,428)	(4,915)
Restricted Stock Units, Outstanding, Ending Balance	397,015	347,098
MUSA 2013 Plan [Member] | Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, Granted	78,500
Restricted Stock Units, Forfeited	(6,500)
Restricted Stock Units, Outstanding, Ending Balance	72,000
2013 Stock Plan For Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units, Granted	50,850
2013 Stock Plan For Non-Employee Directors [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Uits, Outstanding, Beginning Balance	28,413
Restricted Stock Units, Granted	22,437	28,413
Restricted Stock Units, Outstanding, Ending Balance	50,850	28,413